Consolidated statements of income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements Of Income (Loss) [Line Items]
Net sales	SFr 3,014.0	SFr 2,318.3	SFr 1,792.1
Cost of sales	(1,120.3)	(912.6)	(724.8)
Gross profit	1,893.6	1,405.7	1,067.2
Selling, general and administrative expenses	(1,516.6)	(1,194.2)	(887.0)
Operating result	377.0	211.6	180.2
Financial income	30.9	23.5	11.5
Financial expenses	(29.6)	(23.1)	(11.3)
Foreign exchange gain / (loss)	(173.2)	67.7	(111.4)
Income before taxes	205.2	279.6	69.1
Income tax expense (benefit)	(1.5)	(37.4)	10.5
Net income	203.7	242.3	79.6
Class A
Consolidated Statements Of Income (Loss) [Line Items]
Net income	SFr 182.7	SFr 216.3	SFr 70.9
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.62	SFr 0.75	SFr 0.25
Diluted EPS (CHF) (in CHF per share)	SFr 0.61	SFr 0.74	SFr 0.25
Class B
Consolidated Statements Of Income (Loss) [Line Items]
Net income	SFr 21.0	SFr 25.9	SFr 8.6
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr 0.06	SFr 0.07	SFr 0.02
Diluted EPS (CHF) (in CHF per share)	SFr 0.06	SFr 0.07	SFr 0.02